ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses [Line Items]
Vessel related	$ (120,152)	$ (10,795)
Interest	(13,936)	(13,514)
Administrative related	(10,211)	(8,039)
Current tax payable	(511)	(485)
Accrued expenses	(144,810)	(32,833)
Gimi conversion
Accrued Expenses [Line Items]
Vessel related	(96,300)	(700)
MK II FLNG
Accrued Expenses [Line Items]
Vessel related	$ (7,800)	$ 0